Shareholders' Deficit		4 Months Ended	6 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026
Stockholders Equity Note [Line Items]
Shareholders' Deficit
Note 6 — Shareholder’s Equity
Preference
 Shares
 — The Company is authorized to issue
1,000,000
preference shares at a par value of $
0.0001
per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of February 25, 2026, there were no
preference shares issued or outstanding.
Class

A Ordinary Shares
 — The Company is authorized to issue
479,000,000
Class A ordinary shares with a par value of $
0.0001
per share. As of February 25, 2026, there were
no
Class A ordinary shares issued or outstanding.
Class

B Ordinary Shares
 — The Company is authorized to issue
20,000,000
Class B ordinary shares with a par value of $
0.0001
per share. As of February 25, 2026, there were
1,323,529
Class B ordinary shares outstanding.

Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the shareholders except as required by law. Unless otherwise specified in the amended and restated memorandum and articles of association, or as required by applicable provisions of the Companies Act or applicable stock exchange rules, the affirmative vote of a majority of the ordinary shares that are represented in person or by proxy and are voted is required to approve any such matter voted on by the shareholders. Approval of certain actions will require a special resolution under Cayman Islands law, being the affirmative vote of at least two-thirds of
the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, and pursuant to the amended and restated memorandum and articles of association; such actions include amending the amended and restated memorandum and articles of association and approving a statutory merger or consolidation with another company. The board of directors is divided into three classes, each of which will generally serve for terms of three years with only one class of directors being appointed in each year. There is no cumulative voting with respect to the appointment of directors, with the result that the holders of more than
50% of the shares entitled to vote and voted for the appointment of directors can elect all of the directors. The shareholders are entitled to receive ratable dividends when, as and if declared by the board of directors out of funds legally available therefor. Prior to the initial Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Public Shares will not be entitled to vote on the appointment of directors during such time. Further, prior to the closing of the Business Combination, only holders of the Class B ordinary shares will be entitled to vote on transferring the Company by way of continuation in a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents of the Company or to adopt new constitutional documents of the company, in each case, as a result of the company approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands) and, as a result, the initial shareholders will be able to approve any such proposal without the vote of any other shareholder. The provisions of the amended and restated memorandum and articles of association governing the appointment of directors prior to the Business Combination and the Company’s continuation in a jurisdiction outside the Cayman Islands prior to the initial Business Combination may only be amended by a special resolution passed by holders representing at least two-thirds
of the Company’s outstanding Class B ordinary shares.
Subject to adjustment for
share sub-divisions, share
capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein, the Founder Shares, which are designated as Class B ordinary shares, will be convertible at the option of the holder on a one-for-one basis
or will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis,
15% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the Private Placement Shares and including any Class B ordinary shares assuming they are converted into Class A ordinary shares) upon completion of this offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the Business Combination and any Private Placement Shares issued to the Sponsor, members of the management team or any of their affiliates upon conversion of working capital loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.

Note 6 — Shareholders’ Deficit
Preference
 Shares — The Company is authorized to issue
1,000,000
preference shares at a par value of $
0.0001
per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2026, there were no
preference shares issued or outstanding.
Class
A Ordinary Shares — The Company is authorized to issue
479,000,000
Class A ordinary shares with a par value of $
0.0001
per share. As of June 30, 2026, there were
7,775,000
Class A ordinary shares issued or outstanding.
Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of June 30, 2026, there were 1,323,529 Class B ordinary shares outstanding.
Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the shareholders except as required by law. Unless otherwise specified in the amended and restated memorandum and articles of association, or as required by applicable provisions of the Companies Act or applicable stock exchange rules, the affirmative vote of a majority of the ordinary shares that are represented in person or by proxy and are voted is required to approve any such matter voted on by the shareholders. Approval of certain actions will require a special resolution under Cayman Islands law, being the affirmative vote of at least two-thirds
of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, and pursuant to the amended and restated memorandum and articles of association; such actions include amending the amended and restated memorandum and articles of association and approving a statutory merger or consolidation with another company. The board of directors is divided into three classes, each of which will generally serve for terms of three years with only one class of directors being appointed in each year. There is no cumulative voting with respect to the appointment of directors, with the result that the holders of more than
50% of the shares entitled to vote and voted for the appointment of directors can elect all of the directors. The shareholders are entitled to receive ratable dividends when, as and if declared by the board of directors out of funds legally available therefor. Prior to the initial Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Public Shares will not be entitled to vote on the appointment of directors during such time. Further, prior to the closing of the Business Combination, only holders of the Class B ordinary shares will be entitled to vote on transferring the Company by way of continuation in a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents of the Company or to adopt new constitutional documents of the company, in each case, as a result of the company approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands) and, as a result, the initial shareholders will be able to approve any such proposal without the vote of any other shareholder. The provisions of the amended and restated memorandum and articles of association governing the appointment of directors prior to the Business Combination and the Company’s continuation in a jurisdiction outside the Cayman Islands prior to the initial Business Combination may only be amended by a special resolution passed by holders representing at least two-thirds
of the Company’s outstanding Class B ordinary shares.
Subject to adjustment for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein, the Founder Shares, which are designated as Class B ordinary shares, will be convertible at the option of the holder on a one-for-one
basis or will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 15% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the Private Placement Shares, but including any Class B ordinary shares assuming they are converted into Class A ordinary shares) upon completion of the Initial Public Offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the Business Combination and any Private Placement Shares issued to the Sponsor, members of the management team or any of their affiliates upon conversion of working capital loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.

OHB Pediatrics Ltd [Member]
Stockholders Equity Note [Line Items]
Shareholders' Deficit
Note 6. Stockholder’s deficit
On April 15, 2026, the Company approved (i) the redenomination of its issued share capital from pounds sterling to U.S. dollars, (ii) the reclassification of certain common shares into deferred shares, (iii) the repurchase and cancellation of 101 deferred shares held by Oak Hill Bio
 Hold
ings
 Ltd
.
for an aggregate purchase price of $0.01, and (iv) a series of share subdivisions which, after giving effect to all such transactions, resulted in 1,010,000 common shares, par value $0.000001 per share, outstanding immediately prior to the equity issuances described below.
On April 15, 2026, the Company issued Oak Hill Bio
 Holdings
Ltd
.
61,302,500 common shares at par value pursuant to a subscription arrangement under which aggregate cash consideration of $61.30 is payable to the Company on or before December 15, 2026, or earlier upon demand. In conjunction with these transactions, the Company’s total authorized shares increased to 62,312,500. In accordance with ASC 260, the Company retrospectively applied all issuances of its common shares for purposes of calculating the Company’s Loss Per Share for all periods presented on the statements of operations. See the table below:

	Number of Shares	Total Splits	Total Shares
Balance, December 31, 2025	101	10,000	1,010,000

Issuance, April 15, 2026	61,302,500	—	61,302,500

Balance, June 30, 2026	61,302,601	—	62,312,500

Shares outstanding for calculating EPS as of June 30, 2026 and 2025			62,312,500